Accounts Payables and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payables and Accrued Expenses

Accounts payables and accrued expenses consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Accounts payable	860	1,085
Accrued payroll and bonuses	95	551
Accrued expenses	170	87
Accrued interest expenses	21	—
Accrued professional fees	166	185
Accounts payable commodities	39,615	—
Sales taxes payable (1)	40	45
	40,967	1,953

(1)	See Note 15 – Commitments and contingencies for details related to delinquent sales taxes.

Accounts payables and accrued expenses consist of the following:

	December 31,	December 31,
	2022	2021
Accounts payable	$1,085,143	$911,415
Accrued payroll and bonuses	551,129	758,732
Accrued expenses	87,382	226,954
Accrued professional fees	185,000	185,872
Sales taxes payable (1)	44,615	125,550
	$1,953,269	$2,208,523

(1)	See Note 15 – Commitments and Contingencies – Taxes for details related to delinquent sales taxes in 2021.